Note 10 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning of the year		$ 6,001,939
End of the year		6,229,143	$ 6,001,939
Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		510,436
End of the year		610,864	510,436
Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		3,908,948
End of the year		5,341,714	3,908,948
Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		64,579
End of the year		67,073	64,579
Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		1,492,572
End of the year		167,079	1,492,572
Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		25,404
End of the year		42,413	25,404
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		12,498,672	11,870,905
Translation differences		190,224	14,480
Additions		524,651	757,495
Disposals / Consumptions		(14,484)	(46,464)
Increase due to business combinations (*)	[1]	10,285
Transfers / Reclassifications		37,332	1,172
Transfer to assets held for sale			(98,916)
End of the year		13,246,680	12,498,672
Gross carrying amount [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		599,710	609,190
Translation differences		5,493	2,601
Additions		63	639
Disposals / Consumptions		(1,293)	(2,296)
Increase due to business combinations (*)	[1]	2,187
Transfers / Reclassifications		105,901	24,425
Transfer to assets held for sale			(34,849)
End of the year		712,061	599,710
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		10,034,500	9,683,181
Translation differences		178,598	6,737
Additions		7,423	1,384
Disposals / Consumptions		(3,966)	(26,073)
Increase due to business combinations (*)	[1]	5,654
Transfers / Reclassifications		1,732,376	430,651
Transfer to assets held for sale			(61,380)
End of the year		11,954,585	10,034,500
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		346,486	340,835
Translation differences		5,518	2,445
Additions		1,252	784
Disposals / Consumptions		(7,319)	(10,751)
Increase due to business combinations (*)	[1]	2,444
Transfers / Reclassifications		22,161	14,276
Transfer to assets held for sale			(1,103)
End of the year		370,542	346,486
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year		1,492,572	1,219,369
Translation differences		284	2,644
Additions		497,423	750,038
Disposals / Consumptions		(94)	(4,850)
Increase due to business combinations (*)	[1]
Transfers / Reclassifications		(1,823,106)	(473,222)
Transfer to assets held for sale			(1,407)
End of the year		167,079	1,492,572
Gross carrying amount [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year		25,404	18,330
Translation differences		331	53
Additions		18,490	4,650
Disposals / Consumptions		(1,812)	(2,494)
Increase due to business combinations (*)	[1]
Transfers / Reclassifications			5,042
Transfer to assets held for sale			(177)
End of the year		42,413	25,404
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		6,496,733	6,198,645
Translation differences		120,838	(999)
Disposals / Consumptions		(10,372)	(33,165)
Transfers / Reclassifications		8,869	(4,232)
Depreciation charge		401,469	393,930
Transfer to assets held for sale			(57,446)
End of the year		7,017,537	6,496,733
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Statement Line Items [Line Items]
Beginning of the year		89,274	88,270
Translation differences		1,204	508
Disposals / Consumptions		(386)	(413)
Transfers / Reclassifications		1,699	(160)
Depreciation charge		9,406	9,621
Transfer to assets held for sale			(8,552)
End of the year		101,197	89,274
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Statement Line Items [Line Items]
Beginning of the year		6,125,552	5,844,657
Translation differences		114,675	(3,318)
Disposals / Consumptions		(3,781)	(24,047)
Transfers / Reclassifications		7,575	(3,328)
Depreciation charge		368,850	359,516
Transfer to assets held for sale			(47,928)
End of the year		6,612,871	6,125,552
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		281,907	265,487
Translation differences		4,959	1,831
Disposals / Consumptions		(6,205)	(8,705)
Transfers / Reclassifications		(405)
Depreciation charge		23,213	24,260
Transfer to assets held for sale			(966)
End of the year		303,469	281,907
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Beginning of the year
Translation differences
Disposals / Consumptions
Transfers / Reclassifications
Depreciation charge
Transfer to assets held for sale
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Statement Line Items [Line Items]
Beginning of the year			231
Translation differences			(20)
Disposals / Consumptions
Transfers / Reclassifications			(744)
Depreciation charge			533
Transfer to assets held for sale
End of the year

[1]	Related to Garrett LLC acquisition, see Note 26.